Taxes - Schedule of Income Tax Expenses (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Income Tax Expenses [Line Items]
Total income tax expenses	$ 1,818,700	$ 231,977	$ 6,431,499	$ 5,806,012
Deferred Tax Credit [Member]
Schedule of Income Tax Expenses [Line Items]
Total income tax expenses		(445,157)		(3,490,029)
Hong Kong [Member]
Schedule of Income Tax Expenses [Line Items]
Total income tax expenses	$ 5,308,729	$ 677,134	$ 6,431,499	$ 5,806,012